Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014 Contract	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in other assets			$ 116
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	630	770
Finance lease receivable, pre-modification value	17	18
Finance lease receivable, post-modification value	15	16
NAFTA [Member] | Concession [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts	385	499
Finance lease receivable, pre-modification value	7	9
Finance lease receivable, post-modification value	6	7
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	85	192
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 43	$ 78